Allowance for Credit Losses (Aging By Loan Class) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	$ 6,132,000	$ 8,642,000	$ 8,238,000
Loans	7,430,603,000	7,209,151,000
Current
Financing receivable recorded investment
Loans	7,412,585,000	7,171,688,000
Total Past Due
Financing receivable recorded investment
Loans	18,018,000	37,463,000
30 to 59 Days
Financing receivable recorded investment
Loans	8,552,000	25,836,000
60 to 89 Days
Financing receivable recorded investment
Loans	2,251,000	2,456,000
90 Days or Greater
Financing receivable recorded investment
Loans	7,215,000	9,171,000
Commercial, financial and agricultural
Financing receivable recorded investment
Loans	4,373,373,000	4,497,444,000
Commercial, financial and agricultural | Domestic | Commercial.
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	59,000	577,000
Loans	1,498,754,000	1,501,852,000
Commercial, financial and agricultural | Domestic | Commercial. | Current
Financing receivable recorded investment
Loans	1,495,750,000	1,498,438,000
Commercial, financial and agricultural | Domestic | Commercial. | Total Past Due
Financing receivable recorded investment
Loans	3,004,000	3,414,000
Commercial, financial and agricultural | Domestic | Commercial. | 30 to 59 Days
Financing receivable recorded investment
Loans	1,732,000	2,534,000
Commercial, financial and agricultural | Domestic | Commercial. | 60 to 89 Days
Financing receivable recorded investment
Loans	258,000	303,000
Commercial, financial and agricultural | Domestic | Commercial. | 90 Days or Greater
Financing receivable recorded investment
Loans	1,014,000	577,000
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing		307,000
Loans	2,568,118,000	2,711,056,000
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial | Current
Financing receivable recorded investment
Loans	2,566,257,000	2,692,076,000
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial | Total Past Due
Financing receivable recorded investment
Loans	1,861,000	18,980,000
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial | 30 to 59 Days
Financing receivable recorded investment
Loans	1,744,000	18,164,000
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial | 60 to 89 Days
Financing receivable recorded investment
Loans	117,000	172,000
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial | 90 Days or Greater
Financing receivable recorded investment
Loans		644,000
Commercial, financial and agricultural | Domestic | Commercial real estate: multifamily
Financing receivable recorded investment
Loans	306,501,000	284,536,000
Commercial, financial and agricultural | Domestic | Commercial real estate: multifamily | Current
Financing receivable recorded investment
Loans	306,501,000	284,536,000
Obligations of states and political subdivisions
Financing receivable recorded investment
Loans	1,989,669,000	1,668,113,000
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing		188,000
Loans	1,989,669,000	1,668,113,000
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development | Current
Financing receivable recorded investment
Loans	1,988,539,000	1,667,092,000
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development | Total Past Due
Financing receivable recorded investment
Loans	1,130,000	1,021,000
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development | 30 to 59 Days
Financing receivable recorded investment
Loans	1,130,000	499,000
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development | 60 to 89 Days
Financing receivable recorded investment
Loans		334,000
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development | 90 Days or Greater
Financing receivable recorded investment
Loans		188,000
Real estate - mortgage
Financing receivable recorded investment
Loans	865,994,000	867,831,000
Real estate - mortgage | Domestic | Residential: first lien
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	4,061,000	4,937,000
Loans	425,724,000	403,658,000
Real estate - mortgage | Domestic | Residential: first lien | Current
Financing receivable recorded investment
Loans	418,444,000	394,975,000
Real estate - mortgage | Domestic | Residential: first lien | Total Past Due
Financing receivable recorded investment
Loans	7,280,000	8,683,000
Real estate - mortgage | Domestic | Residential: first lien | 30 to 59 Days
Financing receivable recorded investment
Loans	2,023,000	2,342,000
Real estate - mortgage | Domestic | Residential: first lien | 60 to 89 Days
Financing receivable recorded investment
Loans	1,068,000	1,212,000
Real estate - mortgage | Domestic | Residential: first lien | 90 Days or Greater
Financing receivable recorded investment
Loans	4,189,000	5,129,000
Real estate - mortgage | Domestic | Residential Junior Lien
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	1,717,000	1,055,000
Loans	440,270,000	464,173,000
Real estate - mortgage | Domestic | Residential Junior Lien | Current
Financing receivable recorded investment
Loans	436,857,000	462,256,000
Real estate - mortgage | Domestic | Residential Junior Lien | Total Past Due
Financing receivable recorded investment
Loans	3,413,000	1,917,000
Real estate - mortgage | Domestic | Residential Junior Lien | 30 to 59 Days
Financing receivable recorded investment
Loans	925,000	747,000
Real estate - mortgage | Domestic | Residential Junior Lien | 60 to 89 Days
Financing receivable recorded investment
Loans	771,000	115,000
Real estate - mortgage | Domestic | Residential Junior Lien | 90 Days or Greater
Financing receivable recorded investment
Loans	1,717,000	1,055,000
Consumer
Financing receivable recorded investment
Loans	41,592,000	40,966,000
Consumer | Domestic
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	7,000	4,000
Loans	41,592,000	40,966,000
Consumer | Domestic | Current
Financing receivable recorded investment
Loans	41,290,000	40,643,000
Consumer | Domestic | Total Past Due
Financing receivable recorded investment
Loans	302,000	323,000
Consumer | Domestic | 30 to 59 Days
Financing receivable recorded investment
Loans	281,000	231,000
Consumer | Domestic | 60 to 89 Days
Financing receivable recorded investment
Loans	14,000	88,000
Consumer | Domestic | 90 Days or Greater
Financing receivable recorded investment
Loans	7,000	4,000
Foreign.
Financing receivable recorded investment
Loans	159,975,000	134,797,000
Foreign. | Foreign
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	288,000	1,574,000
Loans	159,975,000	134,797,000
Foreign. | Foreign | Current
Financing receivable recorded investment
Loans	158,947,000	131,672,000
Foreign. | Foreign | Total Past Due
Financing receivable recorded investment
Loans	1,028,000	3,125,000
Foreign. | Foreign | 30 to 59 Days
Financing receivable recorded investment
Loans	717,000	1,319,000
Foreign. | Foreign | 60 to 89 Days
Financing receivable recorded investment
Loans	23,000	232,000
Foreign. | Foreign | 90 Days or Greater
Financing receivable recorded investment
Loans	$ 288,000	$ 1,574,000